VARIABLE INTEREST ENTITIES - Carrying Value of VIEs and Maximum Exposure (Details) - Variable Interest Entity, Not Primary Beneficiary - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Balance sheet
Equity investments	CAD 4,964	CAD 5,410
Off-balance sheet
Potential exposure to guarantees	163	227
Maximum exposure to loss	CAD 5,127	CAD 5,637